Finance cost (Tables)	12 Months Ended
Mar. 31, 2024
Finance Cost
Schedule of finance cost

	March 31,
	2022	2023	2024
Bank charges	5,546	78,091	25,120
Foreign exchange loss (net)	-	-	20,790
Interest on borrowings recognised at amortised cost	6,946	129,888	207,089
Interest on lease liabilities	43,871	35,992	32,267
Unwinding of other financial liabilities	44,090	51,878	-
Others	-	30,550	1,733
Total	100,453	326,399	286,998